PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepayments And Other Current Assets Net
SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Prepayments (including $2,749,621 and $2,255,288 to related parties as of September 30, 2023 and December 31, 2022, respectively)	$3,657,518	$3,001,866
Other current assets	6,919	4,631
Total prepayments and other current assets	3,664,437	3,006,497
Less: Allowance for doubtful accounts (including $1,782,945 and $1,152,427 to related parties as of September 30, 2023 and December 31, 2022, respectively)	(2,296,889)	(1,247,580)
Prepayments and other current assets, net	$1,367,548	$1,758,917

Prepayments and other current assets consisted of the following as of December 31, 2022 and 2021:

	2022	2021
Prepayments (including $2,255,288 and $1,813,904 to related parties as of December 31, 2022 and 2021, respectively)	$3,001,866	$2,169,095
Other current assets	4,631	7,618
Total prepayments and other current assets	3,006,497	2,176,713
Less: Allowance for doubtful accounts (including $1,152,427 and $nil to related parties as of December 31, 2022 and 2021, respectively)	(1,247,580)	-
Prepayments and other current assets, net	$1,758,917	$2,176,713

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts movement is as follows:

	September 30, 2023	December 31, 2022
Beginning balance	$1,247,580	$-
Additions to allowance	1,152,172	1,284,005
Foreign currency translation adjustment	(102,863)	(36,425)
Ending balance	$2,296,889	$1,247,580

Allowance for doubtful accounts movement is as follows:

	2022	2021
Beginning balance	$-	$-
Additions to allowance	1,284,005	-
Foreign currency translation adjustment	(36,425)	-
Ending balance	$1,247,580	$-